CONVERTIBLE REDEEMABLE PREFERRED SHARES - Liquidation (Details)	12 Months Ended
Dec. 31, 2020
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue price (as a percent)	130.00%
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue price (as a percent)	115.00%
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue price (as a percent)	115.00%
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue price (as a percent)	115.00%
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue price (as a percent)	115.00%